Balance Sheet Components - Schedule of Capitalized Internal-Use Software, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Internally developed software	$ 3,633,451		$ 3,633,451		$ 3,314,450	$ 2,538,395
Less accumulated depreciation	(2,153,727)		(2,153,727)		(1,895,778)	(1,378,351)
Capitalized internal-use software, net	1,479,724		$ 1,479,724		$ 1,418,672	1,160,044
Useful Lives			5 years		5 years
Amortization expense is recognized on a straight-line basis	$ 138,000	$ 127,000	$ 279,000	$ 246,000	$ 517,000	$ 454,000
Impaired capitalized internal-use software			$ 17,000